Foreign Currency Amounts - Schedule of Foreign Currency Amount (Detail) - ARS ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
ASSETS
Cash and deposits in banks		$ 2,690,638,558	$ 2,619,925,301	[1]	$ 1,695,935,607
Debt securities at fair value through profit or loss		842,993,411	3,815,466,650	[1]
Other financial assets		548,143,243	438,535,416	[1]
Loans and other financing		5,801,660,825	3,993,039,837
Financial assets delivered as guarantee		247,095,642	289,388,445	[1]
Equity instruments at fair value through profit or loss		8,721,010	6,998,576	[1]
TOTAL ASSETS	[2]	14,492,424,831	14,629,820,194	[1]
LIABILITIES
Deposits		12,022,826	43,956,526	[1]
Financial sector		10,055,572,585	9,524,693,376
Liabilities at fair value through profit or loss		7,183,451	30,106,856	[1]
Other financial liabilities		1,031,875,594	815,507,243	[1]
Issued corporate bonds		14,789,758	128,184,411	[1]
Subordinated corporate bonds		417,675,451	714,760,748	[1]
Other non financial liabilities		367,490,697	477,937,714	[1]
TOTAL LIABILITIES	[2]	10,441,712,229	10,190,197,315	[1]
Equity attributable to owners of parent [member]
ASSETS
Cash and deposits in banks		2,044,847,264	2,439,756,634
Debt securities at fair value through profit or loss		131,708,020	3,783,387,733
Other financial assets		78,066,976	172,428,654
Loans and other financing		1,127,076,701	391,933,914
Other financial institutions		51,787
Non-financial private sector and foreign residents		1,127,024,914	391,933,914
Other debt securities		82,871,494	193,039,126
Financial assets delivered as guarantee		26,123,811	121,433,166
Equity instruments at fair value through profit or loss		305,542	749,124
TOTAL ASSETS		3,490,999,808	7,102,728,351
LIABILITIES
Deposits		2,760,806,206	2,228,736,122
Non-financial public sector		94,820,867	74,765,958
Financial sector		11,363,253	15,474,347
Non financial private sector and foreign residents		2,654,622,086	2,138,495,817
Liabilities at fair value through profit or loss			30,089,947
Other financial liabilities		161,895,080	188,087,215
Financing from the BCRA and other financial institutions		43,201,108	33,478,146
Issued corporate bonds			117,268,047
Subordinated corporate bonds		417,675,451	714,760,748
Other non financial liabilities		4,167,977	21,377,336
TOTAL LIABILITIES		3,387,745,822	$ 3,333,797,561
Equity attributable to owners of parent [member] | UNITED STATES
ASSETS
Cash and deposits in banks		2,015,766,362
Debt securities at fair value through profit or loss		131,708,020
Other financial assets		78,005,252
Loans and other financing		1,123,843,398
Other financial institutions		51,787
Non-financial private sector and foreign residents		1,123,791,611
Other debt securities		82,871,494
Financial assets delivered as guarantee		26,059,608
Equity instruments at fair value through profit or loss		305,542
TOTAL ASSETS		3,458,559,676
LIABILITIES
Deposits		2,744,259,844
Non-financial public sector		94,820,867
Financial sector		11,363,253
Non financial private sector and foreign residents		2,638,075,724
Other financial liabilities		159,126,686
Financing from the BCRA and other financial institutions		39,462,513
Subordinated corporate bonds		417,675,451
Other non financial liabilities		4,167,977
TOTAL LIABILITIES		3,364,692,471
Equity attributable to owners of parent [member] | Euro Member Countries, Euro
ASSETS
Cash and deposits in banks		26,354,112
Other financial assets		61,724
Loans and other financing		90,100
Non-financial private sector and foreign residents		90,100
Financial assets delivered as guarantee		64,203
TOTAL ASSETS		26,570,139
LIABILITIES
Deposits		16,546,362
Non financial private sector and foreign residents		16,546,362
Other financial liabilities		2,304,493
Financing from the BCRA and other financial institutions		595,392
TOTAL LIABILITIES		19,446,247
Equity attributable to owners of parent [member] | Brazil, Brazil Real
ASSETS
Cash and deposits in banks		196,014
TOTAL ASSETS		196,014
LIABILITIES
Other financial liabilities		72
TOTAL LIABILITIES		72
Equity attributable to owners of parent [member] | Other Currency [member]
ASSETS
Cash and deposits in banks		2,530,776
Loans and other financing		3,143,203
Non-financial private sector and foreign residents		3,143,203
TOTAL ASSETS		5,673,979
LIABILITIES
Other financial liabilities		463,829
Financing from the BCRA and other financial institutions		3,143,203
TOTAL LIABILITIES		$ 3,607,032

[1]	See Note 3.
[2]	See Note 14.2 related to the merger with Banco BMA SAU.